Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest income
Interest and fees on loans	$ 41,824,692	$ 32,558,005
Interest on taxable debt securities	3,807,650	3,111,860
Interest on tax-exempt debt securities	361,268	203,358
Dividends	138,682	82,989
Interest on federal funds sold and overnight deposits	769,849	1,158,444
Total interest income	46,902,141	37,114,656
Interest expense
Interest on deposits	9,341,928	3,203,696
Interest on borrowed funds	1,550,048	86,054
Interest on repurchase agreements	747,091	166,746
Interest on junior subordinated debentures	1,053,873	573,603
Total interest expense	12,692,940	4,030,099
Net interest income	34,209,201	33,084,557
Credit loss expense	1,480,549	978,000
Net interest income after provision for credit losses	32,728,652	32,106,557
Non-interest income
Service fees	3,689,047	3,676,875
Income from sold loans	463,444	605,848
Other income from loans	1,405,435	1,377,494
Net realized gain on sale of securities AFS	36,707	0
Other income	1,580,443	982,831
Total non-interest income	7,175,076	6,643,048
Non-interest expense
Salaries and wages	8,988,040	8,347,000
Employee benefits	3,238,939	2,743,210
Occupancy expenses, net	2,813,523	2,806,830
Other expenses	8,536,280	7,977,299
Total non-interest expense	23,576,782	21,874,339
Income before income taxes	16,326,946	16,875,266
Income tax expense	2,895,091	3,135,326
Net income	$ 13,431,855	$ 13,739,940
Earnings per common share	$ 2.43	$ 2.53
Weighted average number of common shares used in computing earnings per share	5,471,457	5,403,938
Dividends declared per common share	$ 0.92	$ 0.92